Shareholder Fees	May 01, 2026 USD ($)
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Timothy Plan International ETF | Timothy Plan International ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Timothy Plan Free Cash Flow ETF | Timothy Plan Free Cash Flow ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Timothy Plan Free Cash Flow Growth ETF | Timothy Plan Free Cash Flow Growth ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Timothy Plan Fixed Income ETF | Timothy Plan Fixed Income ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0